13F-HR

08/16/10

0001103804
dk2hcr*f

NONE
1

Eric Komitee
203-863-5062

Ekomitee@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, CT 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5062

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, CT, August 16, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    61

Form 13F Information Table Value Total: 8,580,129
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                   	  TITLE OF              VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER             CLASS       Cusip     X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
ACE Ltd.                   SHS     H0023R105  	51.48    179448   3485800  SH           SOLE            3485800
Adobe Systems Inc          COM     00724F101 	26.43    301535   11408833 SH           SOLE            11408833
Agrium Inc                 COM     008916108 	48.94    44245    904070   SH           SOLE            904070
American Express Co        COM     025816109 	39.7     90837    2288100  SH           SOLE            2288100
American Tower Corp        CL A    029912201 	44.5     524988   11797500 SH           SOLE            11797500
Autodesk Inc               COM     052769106 	24.36    55106    2262153  SH           SOLE            2262153
Baker Hughes Inc           COM     057224107 	41.57    141487   3403600  SH           SOLE            3403600
Biovail Corp               COM     09067J109 	19.24    123245   6405699  SH           SOLE            6405699
Bre Properties Inc         CL A    05564E106 	36.93    31143    843300   SH           SOLE            843300
C.H.Robinson Worldwide Inc COM NEW 12541W209 	55.66    149821   2691730  SH           SOLE            2691730
Cigna Corp.                COM     125509109 	31.06    181347   5838629  SH           SOLE            5838629
Colgate-Palmolive Co.      COM     194162103 	78.76    51926    659300   SH           SOLE            659300
Comcast Corp               CL A    20030N101 	17.37    401976   23142000 SH           SOLE            23142000
Corinthian Colleges Inc    COM     218868107 	 9.85    31118    3159200  SH           SOLE            3159200
CVS/Caremark Corp          COM     126650100 	29.32    62970    2147700  SH           SOLE            2147700
Danaher Corp               COM     235851102 	37.12    164293   4426000  SH           SOLE            4426000
DaVita Inc.                COM     23918K108 	62.44    104730   1677300  SH           SOLE            1677300
Devon Energy Corporation   COM     25179M103 	60.92    60067    986000   SH           SOLE            986000
Dollar General Corp        COM     256677105 	27.55    63433    2302500  SH           SOLE            2302500
EMC Corp.                  COM     268648102 	18.3     126434   6909000  SH           SOLE            6909000
Equity Residential  SH BEN INT     29476L107 	41.64    32653    784190   SH           SOLE            784190
Estee Lauder Companies     CL A    518439104 	55.73    125920   2259473  SH           SOLE            2259473
Express Scripts Inc        COM     302182100 	47.02    167025   3552218  SH           SOLE            3552218
Flowserve Corporation      COM     34354P105 	84.8     169735   2001600  SH           SOLE            2001600
Frontline LTD              SHS     G3682E127 	28.54    64985    2276989  SH           SOLE            2276989
Goodrich Corporation       COM     382388106 	66.25    326950   4935100  SH           SOLE            4935100
Halliburton Company        COM     406216101 	24.55    49114    2000600  SH           SOLE            2000600
Health Mgmt Associates Inc CL A    421933102 	 7.77    38786    4991834  SH           SOLE            4991834
Hess Corp                  COM     42809H107 	50.34    148321   2946400  SH           SOLE            2946400
Human Genome Sciences Inc. COM     444903108 	22.66    44527    1965021  SH           SOLE            1965021
Illumina Inc.              COM     452327109 	43.53    31594    725800   SH           SOLE            725800
Invesco Limited            SHS     G491BT108 	16.83    615240   36556193 SH           SOLE            36556193
JP Morgan Chase & Co.      COM     46625H100 	36.61    228358   6237600  SH           SOLE            6237600
KB HOME                    COM     48666K109 	11       31087    2826143  SH           SOLE            2826143
Key Corp                   COM     493267108 	7.69     26187    3405400  SH           SOLE            3405400
Laboratory CRP ofAmerHLDGS COM NEW 50540R409 	75.35    40478    537200   SH           SOLE            537200
Lincare Holdings Inc       COM     532791100 	32.51    76847    2363800  SH           SOLE            2363800
Medco Health Solutions Inc COM     58405U102 	55.08    40285    731400   SH           SOLE            731400
Mednax Inc                 COM     58502B106 	55.61    147504   2652487  SH           SOLE            2652487
Metlife Inc.               COM     59156R108 	37.76    175127   4637904  SH           SOLE            4637904
ModusLink Global Solutions COM     60786L107 	 6.03    0        146      SH           SOLE            146
Morgan Stanley             COM NEW 617446448 	23.21    30051    1294751  SH           SOLE            1294751
News Corporation           CL A    65248E104 	11.96    391520   32735800 SH           SOLE            32735800
Oracle Corporation         COM     68389X105 	21.46    455737   21236600 SH           SOLE            21236600
Owens Corning Inc.         COM     690742101 	29.91    185849   6213615  SH           SOLE            6213615
Palm Inc                   COM     696643105 	 5.69    579      101798   SH           SOLE            101798
PNC Bank Corp              COM     693475105 	56.5     261222   4623400  SH           SOLE            4623400
Precision Castparts Corp   COM     740189105 	102.92   82768    804200   SH           SOLE            804200
Prudential Financial INC   COM     744320102 	53.66    29412    548128   SH           SOLE            548128
Schwab (Charles) Corp      COM     808513105	14.18    183846   12965200 SH           SOLE            12965200
Smithfield Foods Inc       COM     832248108 	14.9     72849    4889227  SH           SOLE            4889227
Stanley Black & Decker Inc COM     854502101 	50.52    71155    1408454  SH           SOLE            1408454
The Sherwin-Williams Co    COM     824348106 	69.19    354034   5116840  SH           SOLE            5116840
Time Warner Cable          COM     88732J207 	52.08    111210   2135378  SH           SOLE            2135378
Time Warner Inc.           COM NEW 887317303 	28.91    58695    2030300  SH           SOLE            2030300
Tyco International LTD     SHS     H89128104 	35.23    378875   10754346 SH           SOLE            10754346
United Technologies Corp   COM     913017109 	64.91    83709    1289617  SH           SOLE            1289617
Universal Health ServicesInc CL B  913903100 	38.15    134695   3530694  SH           SOLE            3530694
Valeant Pharmaceuticals Inte COM   91911X104 	52.29    9281     177500   SH           SOLE            177500
Virgin Media Inc           COM     92769L101 	16.69    49748    2980757  SH           SOLE            2980757
Xerox Corporation          COM     984121103 	 8.04    164022   20400833 SH           SOLE            20400833

S REPORT SUMMARY 61 DATA RECORDS